UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Balanced Opportunity Fund

ANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Balanced Opportunity Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Balanced Opportunity Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

December 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2015 through November 30, 2016, as provided by Keith Stransky, Brian Ferguson, John C. Bailer, George E. DeFina, David Horsfall, and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, and Class Z shares produced total returns of 6.25%, 5.46%, 6.57%, 6.56%, and 6.51%, respectively.1 Between their inception on September 30, 2016 and November 30, 2016, the fund’s Class Y shares produced a total return of 2.83%. In comparison, the fund’s benchmarks, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Bloomberg Barclays U.S. Aggregate Bond Index (“Bloomberg Barclays Aggregate Index”), produced total returns of 8.04% and 2.17%, respectively, for the same period.2 Separately, a Customized Blended Index composed of 60% S&P 500 Index and 40% Bloomberg Barclays Aggregate Index, produced a total return 5.83%.3

U.S. stocks advanced amid moderate economic growth, while bonds benefited from falling long-term interest rates over much of the reporting period. Strong stock selections helped the fund’s Class A shares, Class I shares, Class J shares, and Class Z shares outperform the Customized Blended Index.

As of August 24, 2016, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, was renamed Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s Investment Approach

The fund seeks high total return, through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations, and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities and invests principally in fixed income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by The Dreyfus Corporation (“Dreyfus”), and in securities that are issued or guaranteed by the U.S. government (including its agencies and instrumentalities), including Treasury inflation-protected securities (TIPS). We may invest up to 5% of the fund’s assets in securities rated below investment grade (but not lower than B) or the non-rated equivalent as determined by Dreyfus at the time of purchase and up to 10% in bonds from foreign issuers that are denominated in U.S. dollars or foreign currencies, but will limit its investment in bonds issued by foreign issuers that are denominated in foreign currencies to no more than 5% of the fund’s assets. The fund has no limit with respect to its portfolio maturity or duration.

Economic Developments Drove Financial Markets

U.S. equities declined in late 2015 and early 2016 amid a continuing fall in oil prices, rising short-term interest rates, and disappointing global economic data. Yet, stocks soon rebounded sharply when employment data stayed positive, commodity prices rebounded, and further U.S. interest rate increases were delayed. The market’s advance faltered in June after the United Kingdom’s referendum to leave the European Union, but declines proved short lived. The market regained most of its lost ground by early July, and encouraging economic data drove stocks higher over the summer. While equities generally lost ground in October ahead of U.S. elections, they rebounded strongly in November, enabling the S&P 500 Index to reach new record highs.

DISCUSSION OF FUND PERFORMANCE (continued)

Bonds also benefited in this environment when long-term interest rates moderated and investor demand for higher yielding securities proved robust. However, the bond market gave back some of its previous gains in November in anticipation of higher interest rates and more stimulative fiscal policies.

Stock Selections Supported Relative Performance

The fund’s relative performance over the reporting period was bolstered by the health care sector, where underweighted exposure to biotechnology firms helped cushion their weakness. In the consumer discretionary sector, the fund maintained positions in media companies poised to benefit from robust advertising spending, as well as fast-growing specialty retailers.

Overweighted exposure to financial companies helped the fund participate more fully in the post-election rally, and good stock selections in the real estate sector helped cushion the impact of a relatively weak industry group. In the bond portfolio, asset-backed securities added value, and a relatively short average duration helped protect the fund from rising bond yields in November.

Laggards included the energy sector, where the fund did not own some of the large integrated energy companies that benefited from recovering commodity prices. Underweighted exposure to the utilities and industrials sectors, which we considered richly valued, also weighed on relative results. Among bonds, corporate securities and lower-coupon mortgage-backed securities lagged early in the reporting period.

Maintaining a Focus on Valuations

Business-friendly policies of the incoming presidential administration could support higher corporate earnings, but we remain wary of companies with expensive valuations. As of the reporting period’s end, we have maintained overweighted exposure to the financials, energy, materials, and consumer staples sectors, and to corporate securities and inflation-linked securities in the bond portfolio.

December 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

3 Source for customized blended index is FactSet.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Balanced Opportunity Fund Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares and Class Z shares with the S&P 500 Index, the Bloomberg Barclays Aggregate Index and the Customized Blended Index

† Source: Lipper Inc.

†† Source: FactSet.

††† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 9/30/16 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class J, Class Y and Class Z shares of Dreyfus Balanced Opportunity Fund on 11/30/06 to a $10,000 investment made in the S&P 500 Index, the Bloomberg Barclays Aggregate Index and the Customized Blended Index (60% S&P 500 Index and 40% Bloomberg Barclays Aggregate Index) on that date. All dividends and capital gain distributions are reinvested. Returns for the Customized Blended Index are re-balanced monthly.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. The Bloomberg Barclays Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. The Customized Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays Aggregate Index. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 11/30/16
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	1/30/04	0.15%	8.53%	4.53%
without sales charge	1/30/04	6.25%	9.82%	5.15%
Class C shares
with applicable redemption charge †	1/30/04	4.46%	8.99%	4.35%
without redemption	1/30/04	5.46%	8.99%	4.35%
Class I shares	1/30/04	6.57%	10.09%	5.41%
Class J shares	3/16/87	6.56%	10.07%	5.37%
Class Y shares	9/30/16	6.52%††	10.08%††	5.40%††
Class Z shares	12/17/04	6.51%	9.94%	5.25%
S&P 500 Index		8.04%	14.43%	6.88%
Bloomberg Barclays Aggregate Index		2.17%	2.43%	4.27%
Customized Blended Index		5.83%	9.65%	6.14%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.
† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
†† The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 9/30/16 (the inception date for Class Y shares).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016†
	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000††	$6.16	$9.99	$4.88	$4.88	$1.61	$5.24
Ending value (after expenses)	$1,052.60	$1,048.70	$1,054.50	$1,054.00	$1,028.30	$1,053.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016†††

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000††††	$6.06	$9.82	$4.80	$4.80	$4.80	$5.15
Ending value (after expenses)	$1,019.00	$1,015.25	$1,020.25	$1,020.25	$1,020.25	$1,019.90

† From September 30, 2016 (commencement of initial offering) to November 30, 2016 for Class Y shares.
†† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of .95% for Class Y, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the actual days in the period).
††† Please note that while Class Y shares commenced offering on September 30, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period June 1, 2016 to November 30, 2016.
†††† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I, .95% for Class J, .95% for Class Y and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2016

Bonds and Notes - 30.7%	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .8%
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. C, 2.15%, 3/9/20	585,000		588,905
AmeriCredit Automobile Receivables Trust, Ser. 2015-3, Cl. C, 2.73%, 3/8/21	435,000		440,334
Capital Auto Receivables Asset Trust, Ser. 2014-1, Cl. C, 2.84%, 4/22/19	395,000		399,090
DT Auto Owner Trust, Ser. 2014-1A, Cl. C, 2.64%, 10/15/19	21,735	[a]	21,746
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. B, 2.14%, 6/20/19	155,000		155,539
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. C, 2.50%, 6/20/19	450,000		453,286
		2,058,900
Commercial Mortgage Pass-Through Ctfs. - .2%
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-T28, Cl. A4, 5.74%, 9/11/42	105,897	[b]	108,039
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4, 3.18%, 2/10/48	555,000		560,861
		668,900
Consumer Discretionary - .7%
21st Century Fox America, Gtd. Notes, 4.00%, 10/1/23	55,000		57,392
21st Century Fox America, Gtd. Notes, 6.65%, 11/15/37	175,000		217,006
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		173,606
Cox Communications, Sr. Unscd. Notes, 6.25%, 6/1/18	355,000	[a]	374,410
NBCUniversal Media, Gtd. Notes, 5.15%, 4/30/20	240,000		263,085
Sky, Gtd. Notes, 3.75%, 9/16/24	265,000	[a]	264,645
Time Warner, Gtd. Debs., 5.35%, 12/15/43	355,000		373,845
Walgreens Boots Alliance, Sr. Unscd. Notes, 3.80%, 11/18/24	190,000		193,277
		1,917,266
Consumer Staples - .6%
Anheuser-Busch InBev Finance, Gtd. Notes, 4.90%, 2/1/46	160,000		171,447
Kraft Heinz Foods, Gtd. Notes, 3.95%, 7/15/25	215,000		219,319
Newell Brands, Sr. Unscd. Notes, 4.20%, 4/1/26	65,000		67,726
Pernod Ricard, Sr. Unscd. Notes, 4.45%, 1/15/22	325,000	[a]	344,919
Reynolds American, Gtd. Notes, 4.85%, 9/15/23	555,000		605,379
Wm Wrigley Jr., Sr. Unscd. Notes, 3.38%, 10/21/20	270,000	[a]	277,709
		1,686,499
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%, 2/13/20	460,000		460,001

Bonds and Notes - 30.7% (continued)	Principal Amount ($)		Value ($)
Energy - .9% (continued)
ConocoPhillips, Gtd. Notes, 4.95%, 3/15/26	280,000		304,891
Energy Transfer Partners, Sr. Unscd. Notes, 4.90%, 2/1/24	340,000		348,750
Energy Transfer Partners, Sr. Unscd. Notes, 5.95%, 10/1/43	220,000		216,861
EQT, Sr. Unscd. Notes, 8.13%, 6/1/19	225,000		253,607
Kinder Morgan Energy Partners, Gtd. Notes, 6.55%, 9/15/40	205,000		214,850
Kinder Morgan Energy Partners, Gtd. Notes, 5.00%, 3/1/43	235,000		215,485
Spectra Energy Partners, Sr. Unscd. Notes, 2.95%, 9/25/18	90,000		91,366
Spectra Energy Partners, Sr. Unscd. Notes, 4.75%, 3/15/24	75,000		79,158
TransCanada Pipelines, Sr. Unscd. Notes, 3.75%, 10/16/23	215,000		222,070
		2,407,039
Financials - 2.8%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%, 10/30/18	265,000	[a]	267,694
American Express Credit, Sr. Unscd. Notes, Ser. F, 2.60%, 9/14/20	185,000		186,538
Bank of America, Sr. Unscd. Notes, 1.92%, 1/15/19	520,000	[b]	524,397
Bank of America, Sr. Unscd. Notes, 5.63%, 7/1/20	290,000		319,608
Bank of America, Sr. Unscd. Notes, 2.15%, 11/9/20	80,000		79,063
Bank of America, Sr. Unscd. Notes, 5.70%, 1/24/22	50,000		56,321
Bank of America, Sr. Unscd. Notes, 4.00%, 4/1/24	125,000		129,281
Bank of America, Sr. Unscd. Notes, 3.88%, 8/1/25	80,000		81,483
Bank of America, Sr. Unscd. Notes, 3.50%, 4/19/26	85,000		84,155
Capital One Bank USA, Sub. Notes, 3.38%, 2/15/23	300,000		297,965
Chubb INA Holdings, Gtd. Notes, 5.80%, 3/15/18	45,000		47,428
Citigroup, Sr. Unscd. Notes, 4.50%, 1/14/22	180,000		193,475
Citigroup, Sr. Unscd. Notes, 3.88%, 10/25/23	235,000		242,979
Citigroup, Sr. Unscd. Notes, 4.65%, 7/30/45	260,000		268,467
Cooperatieve Rabobank, Gtd. Notes, 3.75%, 7/21/26	250,000		242,604
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1, 1.68%, 3/12/19	365,000	[b]	365,686
Goldman Sachs Group, Sr. Unscd. Notes, 2.01%, 11/15/18	505,000	b	510,141
Goldman Sachs Group, Sr. Unscd. Notes, 2.75%, 9/15/20	55,000		55,279

STATEMENT OF INVESTMENTS (continued)

Bonds and Notes - 30.7% (continued)	Principal Amount ($)		Value ($)
Financials - 2.8% (continued)
Goldman Sachs Group, Sr. Unscd. Notes, 2.54%, 11/29/23	430,000	[b]	438,324
JPMorgan Chase & Co., Sr. Unscd. Notes, 4.50%, 1/24/22	235,000		253,427
JPMorgan Chase & Co., Sub. Notes, 4.25%, 10/1/27	485,000		499,745
Key Bank, Sr. Unscd. Bonds, 2.50%, 11/22/21	250,000		248,639
Morgan Stanley, Sr. Unscd. Bonds, 3.70%, 10/23/24	85,000		86,186
Morgan Stanley, Sr. Unscd. Notes, 5.50%, 1/26/20	105,000		114,224
Morgan Stanley, Sr. Unscd. Notes, 3.75%, 2/25/23	220,000		226,343
Morgan Stanley, Sr. Unscd. Notes, 4.00%, 7/23/25	75,000		76,787
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%, 1/30/43	150,000	[a]	152,434
PNC Bank, Sr. Unscd. Notes, 2.20%, 1/28/19	250,000		251,690
Principal Financial Group, Gtd. Notes, 4.30%, 11/15/46	125,000		121,752
Synchrony Financial, Sr. Unscd. Notes, 3.75%, 8/15/21	210,000		216,534
Visa, Sr. Unscd. Notes, 3.15%, 12/14/25	365,000		365,398
Volkswagen International Finance, Gtd. Notes, 1.60%, 11/20/17	215,000	[a]	214,331
Wells Fargo & Co., Sub. Notes, 4.30%, 7/22/27	320,000		330,695
		7,549,073
Foreign/Governmental - .1%
Mexican Government, Sr. Unscd. Notes, 4.75%, 3/8/44	120,000		106,800
Uruguayan Government, Sr. Unscd. Notes, 4.38%, 10/27/27	215,000		215,538
		322,338
Health Care - .8%
Abbott Laboratories, Sr. Unscd. Notes, 4.90%, 11/30/46	170,000		171,813
AbbVie, Sr. Unscd. Notes, 3.20%, 5/14/26	190,000		180,854
AmerisourceBergen, Sr. Unscd. Notes, 3.25%, 3/1/25	130,000		127,816
Celgene, Sr. Unscd. Notes, 3.55%, 8/15/22	215,000		220,458
Gilead Sciences, Sr. Unscd. Notes, 3.65%, 3/1/26	75,000		75,699
Gilead Sciences, Sr. Unscd. Notes, 4.75%, 3/1/46	110,000		113,071
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		274,368
Mylan, Gtd. Notes, 3.15%, 6/15/21	195,000	[a]	191,974
Shire Acquisitions Investments Ireland, Gtd. Notes, 2.88%, 9/23/23	200,000		190,365
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes, 3.15%, 10/1/26	55,000		50,974
Thermo Fisher Scientific, Sr. Unscd. Notes, 2.95%, 9/19/26	195,000		184,336

Bonds and Notes - 30.7% (continued)	Principal Amount ($)		Value ($)
Health Care - .8% (continued)
UnitedHealth Group, Sr. Unscd. Notes, 4.75%, 7/15/45	155,000		169,788
Zimmer Biomet Holdings, Sr. Unscd. Notes, 3.55%, 4/1/25	215,000		210,186
		2,161,702
Industrials - .5%
BAE Systems Holdings, Gtd. Notes, 3.85%, 12/15/25	370,000	[a]	377,953
ERAC USA Finance, Gtd. Notes, 3.85%, 11/15/24	55,000	[a]	56,130
ERAC USA Finance, Gtd. Notes, 7.00%, 10/15/37	210,000	[a]	265,096
General Electric, Sr. Unscd. Notes, 1.39%, 1/14/19	405,000	[b]	407,725
Waste Management, Gtd. Notes, 6.10%, 3/15/18	145,000		153,389
		1,260,293
Information Technology - .2%
Diamond 1 Finance, Sr. Scd. Notes, 6.02%, 6/15/26	190,000	[a]	199,301
Hewlett Packard Enterprise, Sr. Unscd. Notes, 4.65%, 10/15/22	240,000	[a]	252,727
		452,028
Materials - .2%
LYB International Finance, Gtd. Notes, 4.00%, 7/15/23	335,000		348,833
Mosaic, Sr. Unscd. Notes, 4.25%, 11/15/23	265,000	[c]	264,516
		613,349
Municipal Bonds - .4%
Los Angeles Department of Water and Power, Revenue (Build America Bonds), 5.72%, 7/1/39	120,000		147,077
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue (Build America Bonds), 6.09%, 11/15/40	10,000		12,767
Metropolitan Transportation Authority, Revenue (Build America Bonds), 6.55%, 11/15/31	225,000		287,156
New Jersey Economic Development Authority, School Facilities Construction Revenue, 4.45%, 6/15/20	425,000		453,590
New York City, GO (Build America Bonds), 5.99%, 12/1/36	135,000		171,538
		1,072,128
Real Estate - .1%
Omega Healthcare Investors, Gtd. Notes, 5.25%, 1/15/26	185,000		189,840
Simon Property Group, Sr. Unscd. Notes, 3.50%, 9/1/25	210,000		213,037
		402,877
Telecommunications - .3%
AT&T, Sr. Unscd. Notes, 1.85%, 11/27/18	355,000	[b]	357,747
AT&T, Sr. Unscd. Notes, 5.35%, 9/1/40	85,000		86,219

STATEMENT OF INVESTMENTS (continued)

Bonds and Notes - 30.7% (continued)	Principal Amount ($)		Value ($)
Telecommunications - .3% (continued)
Rogers Communications, Gtd. Notes, 4.10%, 10/1/23	205,000		215,814
Verizon Communications, Sr. Unscd. Notes, 5.15%, 9/15/23	210,000		232,617
		892,397
U.S. Government Agencies - 1.2%
Federal Home Loan Mortgage Corp., Notes, 4.88%, 6/13/18	855,000	[d]	904,097
Federal National Mortgage Association, Notes, 0.88%, 12/20/17	2,305,000	[d]	2,304,239
		3,208,336
U.S. Government Agencies/Mortgage-Backed - 7.5%
Federal Home Loan Mortgage Corp.
3.00%, 11/1/46	773,276	[d]	769,618
3.50%, 12/1/41-11/1/44	3,752,421	[d]	3,863,833
5.50%, 4/1/22-1/1/36	172,605	[d]	191,184
Federal National Mortgage Association
3.00%, 5/1/30-4/1/46	5,412,009	[d]	5,486,514
3.50%, 12/1/41-9/1/46	2,339,884	[d]	2,414,929
4.00%, 12/1/41-12/1/43	2,740,460	[d]	2,903,871
4.50%, 2/1/39-9/1/43	2,530,339	[d]	2,742,551
5.00%, 8/1/20-7/1/39	598,237	[d]	653,769
5.50%, 9/1/34-5/1/39	126,097	[d]	144,437
8.00%, 3/1/30	118	[d]	120
Government National Mortgage Association I
5.50%, 4/15/33	28,084		32,163
Government National Mortgage Association II
3.00%, 1/20/45	1,206,352		1,225,826
		20,428,815
U.S. Government Securities - 12.7%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,405,000		3,054,913
U.S. Treasury Bonds, 2.50%, 2/15/46	1,305,000		1,163,285
U.S. Treasury Bonds, 2.25%, 8/15/46	1,435,000	[c]	1,208,652
U.S. Treasury Floating Rate Notes, 0.66%, 7/31/18	2,620,000	[b]	2,622,735
U.S. Treasury Inflation Protected Securities, Bonds, 1.38%, 2/15/44	414,332	[e]	457,722
U.S. Treasury Inflation Protected Securities, Notes, 0.13%, 4/15/21	1,145,891	[e]	1,151,654
U.S. Treasury Inflation Protected Securities, Notes, 0.63%, 1/15/26	1,127,738	[e]	1,142,497
U.S. Treasury Notes, 0.88%, 6/15/19	690,000	[c]	682,912
U.S. Treasury Notes, 0.75%, 7/15/19	3,480,000	[c]	3,429,905
U.S. Treasury Notes, 1.00%, 10/15/19	5,880,000	[c]	5,816,378
U.S. Treasury Notes, 1.38%, 5/31/21	970,000		952,059
U.S. Treasury Notes, 1.13%, 6/30/21	4,250,000		4,117,936
U.S. Treasury Notes, 1.13%, 9/30/21	685,000	[c]	661,534
U.S. Treasury Notes, 1.25%, 10/31/21	4,765,000	[c]	4,625,957
U.S. Treasury Notes, 1.63%, 5/31/23	755,000		730,389
U.S. Treasury Notes, 1.63%, 5/15/26	1,085,000		1,014,348
U.S. Treasury Notes, 1.50%, 8/15/26	1,970,000	[c]	1,816,403
		34,649,279
Utilities - .7%
Dominion Resources, Sr. Unscd. Notes, 3.90%, 10/1/25	165,000		168,967

Bonds and Notes - 30.7% (continued)	Principal Amount ($)		Value ($)
Utilities - .7% (continued)
Duke Energy Carolinas, First Mortgage Bonds, 5.25%, 1/15/18	95,000		98,977
Enel Finance International, Gtd. Notes, 6.00%, 10/7/39	210,000	[a]	234,415
Exelon Generation, Sr. Unscd. Notes, 6.25%, 10/1/39	315,000		314,173
Iberdrola International, Gtd. Bonds, 6.75%, 7/15/36	205,000		251,861
Kentucky Utilities, First Mortgage Bonds, 4.38%, 10/1/45	105,000		109,375
Louisville Gas & Electric, First Mortgage Bonds, 4.38%, 10/1/45	125,000		128,990
Nevada Power, Mortgage Notes, 6.50%, 8/1/18	90,000		97,150
NiSource Finance, Gtd. Notes, 5.65%, 2/1/45	390,000		453,593
Sierra Pacific Power, Mortgage Notes, Ser. P, 6.75%, 7/1/37	25,000		32,785
		1,890,286
Total Bonds and Notes (cost $83,703,080)	83,641,505
Common Stocks - 66.4%	Shares		Value ($)
Consumer Discretionary - 6.0%
Amazon.com	1,977	[f]	1,483,877
Carnival	38,443		1,976,355
Comcast, Cl. A	21,648		1,504,752
Goodyear Tire & Rubber	22,729		697,553
Home Depot	9,643		1,247,804
Omnicom Group	29,173		2,536,301
Priceline Group	777	[f]	1,168,359
Staples	116,599		1,127,512
The TJX Companies	9,336		731,382
Time Warner	21,819		2,003,421
Ulta Salon, Cosmetics & Fragrance	5,402	[f]	1,401,819
Viacom, Cl. B	13,532		507,179
		16,386,314
Consumer Staples - 6.3%
Archer-Daniels-Midland	23,058		996,797
Coca-Cola	23,113		932,610
Coca-Cola European Partners	23,298		756,253
ConAgra Foods	68,024		2,495,801
Costco Wholesale	9,772		1,466,875
Estee Lauder, Cl. A	9,277		720,823
Kellogg	42,892		3,088,224
Lamb Weston Holdings	31,651		1,059,675
Molson Coors Brewing, Cl. B	29,992		2,940,116
Mondelez International, Cl. A	16,725		689,739
Walgreens Boots Alliance	23,249		1,969,888
		17,116,801
Energy - 8.0%
Anadarko Petroleum	24,975		1,727,021
EOG Resources	43,285		4,437,578
Halliburton	40,712		2,161,400
Kinder Morgan	45,027		999,599

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 66.4% (continued)	Shares		Value ($)
Energy - 8.0% (continued)
Marathon Petroleum	13,659		642,246
Occidental Petroleum	73,737		5,261,872
Phillips 66	34,134	[c]	2,835,853
Pioneer Natural Resources	7,299		1,394,401
Valero Energy	37,888		2,332,385
		21,792,355
Financials - 18.2%
Bank of America	292,810		6,184,147
BB&T	20,906		945,997
Berkshire Hathaway, Cl. B	32,429	[f]	5,105,622
Charles Schwab	31,355		1,212,184
Chubb	8,286		1,060,608
CME Group	6,337		715,511
Comerica	15,171		967,151
E*TRADE Financial	42,327	[f]	1,460,705
Goldman Sachs Group	20,895		4,582,065
Hartford Financial Services Group	22,243		1,048,090
JPMorgan Chase & Co.	107,718		8,635,752
Morgan Stanley	46,095		1,906,489
PNC Financial Services Group	11,882		1,313,436
Prudential Financial	42,662		4,291,797
Raymond James Financial	15,638		1,124,998
SunTrust Banks	48,443		2,516,614
Synchrony Financial	117,966		4,076,905
Voya Financial	58,207		2,262,506
		49,410,577
Health Care - 6.8%
Abbott Laboratories	30,609		1,165,285
BioMarin Pharmaceutical	8,508	[f]	728,540
Boston Scientific	105,412	[f]	2,156,730
Bristol-Myers Squibb	13,227		746,532
Celgene	12,090	[f]	1,432,786
Eli Lilly & Co.	12,792		858,599
Humana	3,956		841,204
Laboratory Corporation of America Holdings	5,333	[f]	671,158
Merck & Co.	79,158		4,843,678
Pfizer	51,314		1,649,232
UnitedHealth Group	17,549		2,778,358
Zimmer Biomet Holdings	5,203		529,978
		18,402,080
Industrials - 5.4%
Delta Air Lines	70,996		3,420,587
Fortive	18,811		1,034,417
General Dynamics	4,622		810,468
Honeywell International	13,584		1,547,761
Northrop Grumman	2,077		518,523
Raytheon	21,641		3,236,195
United Continental Holdings	12,350	[f]	851,533
United Technologies	30,495		3,284,921
		14,704,405
Information Technology - 10.0%
Alphabet, Cl. A	1,196	[f]	927,952
Alphabet, Cl. C	4,409	[f]	3,342,198
Apple	27,424		3,030,900

Common Stocks - 66.4% (continued)	Shares		Value ($)
Information Technology - 10.0% (continued)
Applied Materials	34,306		1,104,653
Broadcom	4,877		831,480
Cisco Systems	140,375		4,185,983
Corning	43,982		1,056,887
eBay	29,194	[f]	811,885
Facebook, Cl. A	14,987	[f]	1,774,761
Fortinet	12,139	[f]	365,384
Harris	7,572		784,156
Microchip Technology	32,954		2,180,896
Oracle	37,187		1,494,546
salesforce.com	9,357	[f]	673,704
ServiceNow	4,268	[f]	354,884
Splunk	6,181	[f]	356,149
Teradata	68,005	[f]	1,825,934
Texas Instruments	22,832		1,687,970
Workday, Cl. A	4,400	[f]	371,008
		27,161,330
Materials - 3.5%
CF Industries Holdings	39,218		1,134,969
Dow Chemical	26,629		1,483,768
Martin Marietta Materials	7,141		1,567,092
Packaging Corporation of America	30,389		2,575,772
Vulcan Materials	22,930		2,881,155
		9,642,756
Real Estate - .8%
Communications Sales & Leasing	44,447	[g]	1,108,064
Lamar Advertising, Cl. A	17,379	[g]	1,152,054
		2,260,118
Telecommunications - 1.1%
AT&T	45,221		1,746,887
Vodafone Group, ADR	52,624		1,286,131
		3,033,018
Utilities - .3%
NRG Yield, Cl. A	58,045		846,877
Total Common Stocks (cost $152,194,356)	180,756,631
Other Investments - 2.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,216,080)	7,216,080	[h]	7,216,080

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral for Securities Loaned - .1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $272,950)	272,950	[h] 272,950
Total Investments (cost $243,386,466)	99.9%	271,887,166
Cash and Receivables (Net)	0.1%	286,180
Net Assets	100.0%	272,173,346

ADR—American Depository Receipt

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $3,495,484 or 1.28% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $10,869,051 and the value of the collateral held by the fund was $11,153,891, consisting of cash collateral of $272,950 and U.S. Government & Agency securities valued at $10,880,941.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in real estate investment trust.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	66.4
U.S. Government Agencies/Mortgage-Backed	21.4
Corporate Bonds	7.8
Money Market Investments	2.8
Asset-Backed	.8
Municipal Bonds	.4
Commercial Mortgage-Backed	.2
Foreign/Governmental	.1
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,869,051)—Note 1(c):
Unaffiliated issuers	235,897,436	264,398,136
Affiliated issuers	7,489,030	7,489,030
Cash		95,216
Cash denominated in foreign currency	2,834	2,326
Receivable for investment securities sold		996,600
Dividends, interest and securities lending income receivable		835,283
Receivable for shares of Beneficial Interest subscribed		35,041
Prepaid expenses		83,265
		273,934,897
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		246,336
Payable for investment securities purchased		854,099
Liability for securities on loan—Note 1(c)		272,950
Payable for shares of Beneficial Interest redeemed		261,081
Accrued expenses		127,085
		1,761,551
Net Assets ($)		272,173,346
Composition of Net Assets ($):
Paid-in capital		245,539,885
Accumulated undistributed investment income—net		2,925,896
Accumulated net realized gain (loss) on investments		(4,792,627)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		28,500,192
Net Assets ($)		272,173,346

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	182,934,741	28,202,866	8,433,099	17,724,641	10,284	34,867,715
Shares Outstanding	8,540,599	1,321,396	392,490	824,941	479	1,632,756
Net Asset Value Per Share ($)	21.42	21.34	21.49	21.49	21.47	21.36

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2016

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,986,550
Affiliated issuers	22,185
Interest	1,970,322
Income from securities lending—Note 1(c)	27,498
Total Income	6,006,555
Expenses:
Management fee—Note 3(a)	2,095,818
Shareholder servicing costs—Note 3(c)	811,439
Distribution fees—Note 3(b)	216,844
Professional fees	129,963
Registration fees	79,016
Prospectus and shareholders’ reports	53,781
Custodian fees—Note 3(c)	40,745
Trustees’ fees and expenses—Note 3(d)	20,996
Loan commitment fees—Note 2	4,782
Miscellaneous	51,694
Total Expenses	3,505,078
Less—reduction in expenses due to undertaking—Note 3(a)	(250,784)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,645)
Net Expenses	3,250,649
Investment Income—Net	2,755,906
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,388,441
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	11,278,082
Net Realized and Unrealized Gain (Loss) on Investments	12,666,523
Net Increase in Net Assets Resulting from Operations	15,422,429

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2016[a]	2015
Operations ($):
Investment income—net	2,755,906	2,270,062
Net realized gain (loss) on investments	1,388,441	15,258,206
Net unrealized appreciation (depreciation) on investments	11,278,082	(12,711,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,422,429	4,816,681
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,621,212)	(1,456,317)
Class C	(39,392)	(23,303)
Class I	(55,683)	(43,107)
Class J	(200,631)	(210,207)
Class Z	(385,410)	(395,850)
Net realized gain on investments:
Class A	(8,424,267)	(13,663,146)
Class C	(1,480,081)	(2,500,582)
Class I	(224,778)	(305,826)
Class J	(813,261)	(1,497,529)
Class Z	(1,688,372)	(2,993,984)
Total Dividends	(14,933,087)	(23,089,851)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,446,614	21,573,347
Class C	2,701,657	6,023,945
Class I	6,422,477	1,705,066
Class J	372,457	523,962
Class Y	10,000	-
Class Z	1,338,448	1,558,514
Dividends reinvested:
Class A	9,411,471	14,048,801
Class C	1,011,352	1,702,050
Class I	240,182	312,292
Class J	971,948	1,613,327
Class Z	1,976,587	3,229,317
Cost of shares redeemed:
Class A	(24,291,322)	(21,186,310)
Class C	(7,739,577)	(7,092,872)
Class I	(3,103,550)	(985,815)
Class J	(1,544,808)	(3,149,608)
Class Z	(5,536,599)	(5,073,523)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,312,663)	14,802,493
Total Increase (Decrease) in Net Assets	(5,823,321)	(3,470,677)
Net Assets ($):
Beginning of Period	277,996,667	281,467,344
End of Period	272,173,346	277,996,667
Undistributed investment income—net	2,925,896	2,296,065

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended November 30,
	2016[a]	2015
Capital Share Transactions (Shares):
Class Ab
Shares sold	565,558	1,013,876
Shares issued for dividends reinvested	477,013	668,672
Shares redeemed	(1,205,468)	(992,534)
Net Increase (Decrease) in Shares Outstanding	(162,897)	690,014
Class Cb
Shares sold	133,036	284,349
Shares issued for dividends reinvested	51,078	80,781
Shares redeemed	(386,850)	(332,557)
Net Increase (Decrease) in Shares Outstanding	(202,736)	32,573
Class Ib
Shares sold	307,373	79,847
Shares issued for dividends reinvested	12,161	14,850
Shares redeemed	(154,049)	(46,414)
Net Increase (Decrease) in Shares Outstanding	165,485	48,283
Class J
Shares sold	18,721	24,933
Shares issued for dividends reinvested	49,212	76,716
Shares redeemed	(78,043)	(146,690)
Net Increase (Decrease) in Shares Outstanding	(10,110)	(45,041)
Class Y
Shares sold	479	-
Class Z
Shares sold	66,490	73,362
Shares issued for dividends reinvested	100,641	154,365
Shares redeemed	(276,125)	(238,938)
Net Increase (Decrease) in Shares Outstanding	(108,994)	(11,211)

a On September 30, 2016, the fund commenced offering Class Y shares.
b During the period ended November 30, 2016, 622 Class A shares representing $12,546 were exchanged for 621 Class I shares and 1,509 Class C shares representing $31,260 were exchanged for 1,504 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.35	22.86	21.43	18.03	16.26
Investment Operations:
Investment income—net[a]	.22	.18	.19	.18	.21
Net realized and unrealized gain (loss) on investments	1.02	.21	1.71	3.45	1.79
Total from Investment Operations	1.24	.39	1.90	3.63	2.00
Distributions:
Dividends from investment income—net	(.19)	(.18)	(.19)	(.23)	(.23)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—
Total Distributions	(1.17)	(1.90)	(.47)	(.23)	(.23)
Net asset value, end of period	21.42	21.35	22.86	21.43	18.03
Total Return (%)[b]	6.25	1.84	8.99	20.40	12.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.30	1.27	1.27	1.32	1.37
Ratio of net expenses to average net assets	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	1.09	.86	.86	.91	1.19
Portfolio Turnover Rate	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	182,935	185,781	183,228	181,922	151,113

a Based on average shares outstanding.
b Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class C Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.26	22.77	21.34	17.94	16.17
Investment Operations:
Investment income—net[a]	.07	.02	.02	.04	.08
Net realized and unrealized gain (loss) on investments	1.02	.21	1.70	3.45	1.78
Total from Investment Operations	1.09	.23	1.72	3.49	1.86
Distributions:
Dividends from investment income—net	(.03)	(.02)	(.01)	(.09)	(.09)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—
Total Distributions	(1.01)	(1.74)	(.29)	(.09)	(.09)
Net asset value, end of period	21.34	21.26	22.77	21.34	17.94
Total Return (%)[b]	5.46	1.05	8.16	19.56	11.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05	2.02	2.01	2.05	2.08
Ratio of net expenses to average net assets	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets	.34	.11	.11	.18	.44
Portfolio Turnover Rate	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	28,203	32,403	33,966	31,582	36,703

a Based on average shares outstanding.
b Exclusive of sales charge.
See notes to financial statements.

	Year Ended November 30,
Class I Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.41	22.93	21.49	18.08	16.31
Investment Operations:
Investment income—net[a]	.28	.24	.24	.23	.25
Net realized and unrealized gain (loss) on investments	1.02	.20	1.72	3.46	1.80
Total from Investment Operations	1.30	.44	1.96	3.69	2.05
Distributions:
Dividends from investment income—net	(.24)	(.24)	(.24)	(.28)	(.28)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—
Total Distributions	(1.22)	(1.96)	(.52)	(.28)	(.28)
Net asset value, end of period	21.49	21.41	22.93	21.49	18.08
Total Return (%)	6.57	2.07	9.27	20.68	12.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.02	1.01	1.05	1.09
Ratio of net expenses to average net assets	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	1.39	1.11	1.09	1.17	1.45
Portfolio Turnover Rate	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	8,433	4,860	4,099	2,604	2,184

a Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class J Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.41	22.93	21.49	18.06	16.29
Investment Operations:
Investment income—net[a]	.27	.24	.24	.22	.23
Net realized and unrealized gain (loss) on investments	1.03	.20	1.71	3.47	1.80
Total from Investment Operations	1.30	.44	1.95	3.69	2.03
Distributions:
Dividends from investment income—net	(.24)	(.24)	(.23)	(.26)	(.26)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—
Total Distributions	(1.22)	(1.96)	(.51)	(.26)	(.26)
Net asset value, end of period	21.49	21.41	22.93	21.49	18.06
Total Return (%)	6.56	2.07	9.24	20.71	12.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.00	.99	1.03	1.06
Ratio of net expenses to average net assets	.95	.95	.95	.98	1.06
Ratio of net investment income to average net assets	1.34	1.11	1.11	1.13	1.33
Portfolio Turnover Rate	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	17,725	17,879	20,184	20,441	19,499

a Based on average shares outstanding.
See notes to financial statements.

Period Ended
Class Y Shares	November 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	20.89
Investment Operations:
Investment income—net[b]	.04
Net realized and unrealized gain (loss) on investments	.54
Total from Investment Operations	.58
Net asset value, end of period	21.47
Total Return (%)[c]	2.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.08
Ratio of net expenses to average net assets[d]	.95
Ratio of net investment income to average net assets[d]	1.00
Portfolio Turnover Rate	105.77
Net Assets, end of period ($ x 1,000)	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Z Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	21.29	22.81	21.37	17.94	16.20
Investment Operations:
Investment income—net[a]	.26	.22	.23	.20	.19
Net realized and unrealized gain (loss) on investments	1.01	.21	1.70	3.45	1.78
Total from Investment Operations	1.27	.43	1.93	3.65	1.97
Distributions:
Dividends from investment income—net	(.22)	(.23)	(.21)	(.22)	(.23)
Dividends from net realized gain on investments	(.98)	(1.72)	(.28)	—	—
Total Distributions	(1.20)	(1.95)	(.49)	(.22)	(.23)
Net asset value, end of period	21.36	21.29	22.81	21.37	17.94
Total Return (%)	6.51	1.96	9.18	20.58	12.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13	1.12	1.10	1.17	1.28
Ratio of net expenses to average net assets	1.02	1.03	1.01	1.10	1.28
Ratio of net investment income to average net assets	1.27	1.03	1.05	1.02	1.11
Portfolio Turnover Rate	105.77	114.35	110.18	112.56	117.20
Net Assets, end of period ($ x 1,000)	34,868	37,073	39,991	40,960	38,848

a Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On September 30, 2016, the fund commenced offering Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I and Class Y shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

NOTES TO FINANCIAL STATEMENTS (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which

NOTES TO FINANCIAL STATEMENTS (continued)

the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	—	2,058,900	—	2,058,900
Commercial Mortgage-Backed	—	668,900	—	668,900
Corporate Bonds†	—	21,232,809	—	21,232,809
Equity Securitiesâ€•Domestic Common Stocks†	179,470,500	—	—	179,470,500
Equity Securitiesâ€•Foreign Common Stocks†	1,286,131	—	—	1,286,131
Foreign Government	—	322,338	—	322,338
Municipal Bonds†	—	1,072,128	—	1,072,128
Registered Investment Companies	7,489,030	—	—	7,489,030
U.S. Government Agencies/Mortgage-Backed	—	23,637,151	—	23,637,151
U.S. Treasury	—	34,649,279	—	34,649,279

† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2016, The Bank of New York Mellon earned $6,474 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2016 were as follows:

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 11/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	2,984,072	36,308,337	39,292,409	–	–
Dreyfus Institutional Preferred Government Plus Money Market Fund††	11,010,610	43,125,330	46,919,860	7,216,080	2.7
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	–	16,302,244	16,029,294	272,950.1
Total	13,994,682	95,735,911	102,241,563	7,489,030	2.8

† During the period ended November 30, 2016, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Institutional Preferred Money Market Fund.
†† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,909,082, accumulated capital losses $2,997,713 and unrealized appreciation $26,722,092.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $2,490,375 of the carryover expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016 and November 30, 2015 were as follows: ordinary income $2,304,402 and $4,386,175, and long-term capital gains $12,628,685 and $18,703,676, respectively.

During the period ended November 30, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for paydown gains and losses on mortgage-backed securities, dividend reclassification, real estate investment companies and treasury inflation-protected securities, the fund increased accumulated undistributed investment income-net by $176,253 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million

NOTES TO FINANCIAL STATEMENTS (continued)

unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2015 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $250,784 during the period ended November 30, 2016.

During the period ended November 30, 2016, the Distributor retained $8,425 from commissions earned on sales of the fund’s Class A shares and $516 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2016, Class C shares were charged $216,844 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2016, Class A and Class C shares were charged $442,557 and $72,281, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2016, Class Z shares were charged $25,065 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $101,707 for transfer agency services and $8,159 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,645.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $40,745 pursuant to the custody agreement.

During the period ended November 30, 2016, the fund was charged $11,555 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $174,750, Distribution Plan fees $17,204, Shareholder Services Plan fees $38,638, custodian fees $28,800, Chief Compliance Officer fees $7,801 and

NOTES TO FINANCIAL STATEMENTS (continued)

transfer agency fees $11,823, which are offset against an expense reimbursement currently in effect in the amount of $32,680.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended November 30, 2016, amounted to $271,182,632 and $285,986,330, respectively.

At November 30, 2016, the cost of investments for federal income tax purposes was $245,164,566; accordingly, accumulated net unrealized appreciation on investments was $26,722,600, consisting of $32,109,789 gross unrealized appreciation and $5,387,189 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Balanced Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Balanced Opportunity Fund (the sole series comprising Dreyfus Manager Funds II) as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Balanced Opportunity Fund at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 26, 2017

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended November 30, 2016 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,304,402 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns. Also, the fund hereby reports $.9769 per share as a long-term capital gain distribution paid on December 31, 2015.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (2003)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (77)

Board Member (2003)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since September 2003.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since September 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

NOTES

For More Information

Dreyfus Balanced Opportunity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6000AR1116

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $39,661 in 2015 and $40,652 in 2006.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,273 in 2015 and $6,430 in 2016.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,369 in 2015 and $3,876 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,059 in 2015 and $1,324 in 2016.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,802,219 in 2015 and $21,065,758 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management  Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)